Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	Token Cat Limited
Entity Central Index Key	0001743340
Current Fiscal Year End Date	--12-31
Entity File Number	001-38737